Details of Significant Accounts - Finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details of Significant Accounts
Interest expense on lease liabilities	$ 16	$ 18	$ 15